Investment Securities (Contractual Maturity) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Maturities, Amortized Cost [Abstract]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	$ 18
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	18
Due after five years through ten years, amortized cost	7	$ 14
Due after ten years, amortized cost	1,093	1,280
Total, amortized cost	1,118	1,294
Available-for-sale Securities, Maturities, Fair Value [Abstract]
Due after five years through ten years, estimated fair value	7	14
Due after ten years, estimated fair value	1,120	1,280
Fair Value	$ 1,145	$ 1,294	$ 1,672
Available-for-sale Securities, Maturities, Weighted Average Yield [Abstract]
Available-For-Sale Securities, Debt Maturities, Year Two Through Five, Weighted Average Yield	3.97%
Due after five years through ten years, weighted average yield (as a percent)	2.66%	4.47%
Due after ten years, weighted average yield (as a percent)	2.59%	2.54%
Held-to-maturity Securities, Maturities, Amortized Cost [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	$ 0
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	0
Due after five years through 10 years, amortized cost	61	$ 58
Due after 10 years, amortized cost	1,150	1,210
Amortized Cost	1,211	1,268	$ 0
Held-to-Maturity Securities, Maturities, Fair Value [Abstract]
Due after five years through 10 years, estimated fair value	64	57
Due after 10 years, estimated fair value	1,173	1,205
Fair Value	$ 1,237	$ 1,262
Held-to-maturity Securities, Maturities, Weighted Average Yield [Abstract]
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Weighted Average Yield	0.00%
Due after five years through 10 years, weighted-average yield (percent)	2.50%	2.48%
Due after 10 years, weighted-average yield (percent)	2.40%	2.41%